MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2014
MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS

NOTE 7. MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS

The Company’s noncurrent restricted investments include $36.4 million of available-for-sale marketable securities and $0.5 million of certificates of deposit at December 31, 2013. The Company’s restricted investments within WSE-related assets include $10.0 million of available-for-sale marketable securities and $2.3 million of certificates of deposit as of June 30, 2014. There were no certificates of deposit included in noncurrent restricted investments at December 31, 2012. The available-for-sale marketable securities consist of the following (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2012:
U.S. treasuries	$29,371	$50	$—	$29,421
Mutual funds	500	8	—	508

Total investments	$29,871	$58	$—	$29,929

December 31, 2013:
U.S. treasuries	$35,900	$38	$(20)	$35,918
Mutual funds	500	8	—	508

Total investments	$36,400	$46	$(20)	$36,426

June 30, 2014:
U.S. treasuries	$52,566	$62	$(12)	$52,616
Mutual funds	500	9	—	509

Total investments	$53,066	$71	$(12)	$53,125

For the year ended December 31, 2012, $0.03 million in realized gains were recognized. There were no realized gains or losses for the year ended December 31, 2013 and the six months ended June 30, 2014. As of December 31, 2012, 2013 and June 30, 2014, the contractual maturities of the U.S. treasuries were two to three years. There were no investments in marketable securities as of December 31, 2011.

As of December 31, 2013 and June 30, 2014, certain of the Company’s U.S. treasuries were in unrealized loss position for a period of less than 12 months. These unrealized losses are principally due to changes in interest rates and credit spreads. In analyzing an issuer’s financial condition, the Company considers whether the securities are issued by the federal government or its agencies, whether downgrades by bond rating agencies have occurred, and industry analysts’ reports. The fair value of these securities in an unrealized loss position represented 24% and 39%, respectively of the total fair value of all securities available for sale and their unrealized loss was $0.02 million and $0.01 million as of December 31, 2013 and June 30, 2014, respectively. As the Company has the ability to hold debt securities until maturity, or for the foreseeable future as classified as available for sale, no decline was deemed to be other-than-temporary.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

As a basis for considering such assumptions, the Company uses a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level I—observable inputs such as quoted prices in active markets

•	Level II—inputs other than the quoted prices in active markets that are observable either directly or indirectly

•	Level III—unobservable inputs in which there is little or no market data, which requires the Company to develop its own assumptions

This hierarchy requires the Company to use observable market data when available and to minimize the use of unobservable inputs when determining fair value. On a recurring basis, the Company measures its financial assets at fair value.

The following table summarizes the Company’s financial assets measured at fair value on a recurring basis (in thousands):

	Total Fair Value	Level I	Level II	Level III
Assets:
December 31, 2012:
Certificate of deposit	$2,315	$2,315	$—	$—
U.S. treasuries	29,421	29,421	—	—
Mutual funds	508	508	—	—
Interest rate cap (see also Note 8)	138	—	138	—

Total	$32,382	$32,244	$138	$—

December 31, 2013:
Certificates of deposit	$2,858	$2,858	$—	$—
U.S. treasuries	35,918	35,918	—	—
Mutual funds	508	508	—	—
Interest rate cap (see also Note 8)	47	—	47	—

Total	$39,331	$39,284	$47	$—

June 30, 2014:
Certificates of deposit	$2,317	$2,317	$—	$—
U.S. treasuries	52,616	52,616	—	—
Mutual funds	509	509	—	—
Interest rate cap (see also Note 8)	5	—	5	—

Total	$55,447	$55,442	$5	$—

There were no transfers between Level I and Level II assets for the years ended December 31, 2011, 2012 or 2013 or the six months ended June 30, 2014.

As of December 31, 2012 and 2013, certificate of deposit consisted of certificates of deposit held by domestic financial institutions, of which $2.3 million are presented as restricted investments within WSE-related assets. As of December 31, 2013, $0.5 million are presented as noncurrent restricted investments in the accompanying consolidated balance sheets.

The book value of the Company’s financial instruments not measured at fair value, including cash, restricted cash, WSE-related assets and liabilities, line of credit and accrued corporate wages approximates fair value due to the relatively short maturity, cash repayments or market interest rates of such instruments. The fair value of such financial instruments are determined using the income approach based on the present value of estimated future cash flows. The fair value of all of these instruments would be categorized as Level II of the fair value hierarchy, with the exception of cash and cash equivalents which would be categorized as Level I.

At December 31, 2012, 2013 and June 30, 2014, the carrying value of our notes payable of $300.0 million, $818.4 million and $575.4 million, respectively, approximated fair value. The estimate fair values of our notes payable are considered a level II valuation in the hierarchy for fair value measurement and are based on a cash flow model discounted at market interest rates that considers the underlying risks of unsecured debt.